Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Jin Medical International Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,675,927	$ 2,878,230	$ 2,706,527
Adjustments to reconcile net cash flows from operating activities:
Short-term investments income	(45,000)
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(4,633,491)	(3,438,272)	(2,706,527)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	41,250	(60,000)
Accrued liabilities and other payables	(160,000)	160,000
Net cash used in operating activities	(1,121,314)	(460,042)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for short-term investments	(5,000,000)	(8,933,357)
Redemption of short-term investments	5,800,000	3,633,357
Due from intercompany	(1,260,100)	(200)
Net cash used in investing activities	(460,100)	(5,300,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings		8,000,000
Direct costs disbursed from initial public offerings proceeds		(1,212,779)
Proceeds from exercise of over-allotment option		336,638
Proceeds from sale of ordinary shares, net of issuance costs	311,995
Proceeds from amount due to related parties	137,613
Net cash provided by financing activities	449,608	7,123,859
Net (decrease) increase in cash	(1,131,806)	1,363,617
Cash, beginning of year	1,363,617
Cash, end of year	$ 231,811	$ 1,363,617